Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2017	Mar. 31, 2017
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		¥ 27,457,300	¥ 24,998,493
Loans		83,532,990	81,804,233
Total		208,977,063	200,456,304
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		2,873,259	1,919,249
Trading account liabilities		12,945,086	13,591,740
Total		199,776,302	191,684,247
Maximum exposure to loss		705,000	628,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		100,000	85,000
Investments		386,000	254,000
Loans		168,000	237,000
Total		654,000	576,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		37,000	31,000
Trading account liabilities		1,000	1,000
Total		38,000	32,000
Maximum exposure to loss	[1]	¥ 705,000	¥ 628,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.